Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIESLegal and Regulatory Matters